Other Assets and Other Liabilities (Intangible assets) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Other Assets and Other Liabilities [Abstract]
2017	$ 2,137
2018	1,789
2019	1,750
2020	1,721
2021	$ 1,675